Document and Entity Information	Aug. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001528115
Document Type	8-K
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	ANNEXON, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39402
Entity Tax Identification Number	27-5414423
Entity Address, Address Line One	180 Kimball Way
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	822-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ANNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false